Note 2. Balance Sheet Data: Deferred Costs - Stock and Warrants issued for services Disclosure (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Deferred Costs - Stock and Warrants issued for services Disclosure

	2015	2014
Deferred costs - Financial Genetics, LLC, less accumulated amortization (2015 - $45,833)	$54,167	$0

Deferred costs - Strategic Asset Management, Inc., less accumulated amortization (2015 - $1,011,500; 2014 - $886,249)	0	125,251

Deferred costs - Dynasty Wealth, Inc., less accumulated amortization (2015 - $460,700; 2014 - $134,371)	0	326,329

Deferred costs - Global IR Group, Inc., less accumulated amortization (2015 - $165,000; 2014 - $18,792)	0	146,208
	$54,167	$597,788